FT Vest Hedged Equity Income Fund: Series B1

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 102.8%
	COMMUNICATIONS — 11.8%
4,138	Alphabet, Inc. - Class A1	$1,005,948
3,371	Alphabet, Inc. - Class C1	821,007
6,418	AT&T, Inc.[1]	181,244
46	Booking Holdings, Inc.	248,366
2,703	Comcast Corp. - Class A1	84,928
1,544	Meta Platforms, Inc. - Class A1	1,133,883
303	Netflix, Inc.*,1	363,273
2,396	Uber Technologies, Inc.*,1	234,736
3,765	Verizon Communications, Inc.[1]	165,472
1,282	Walt Disney Co.[1]	146,789
		4,385,646
	CONSUMER DISCRETIONARY — 9.8%
7,022	Amazon.com, Inc.*,1	1,541,821
746	Home Depot, Inc.[1]	302,272
426	Lowe's Cos., Inc.[1]	107,058
985	McDonald's Corp.[1]	299,332
3,219	NIKE, Inc. - Class B1	224,461
1,558	Starbucks Corp.[1]	131,807
2,066	Tesla, Inc.*,1	918,791
847	TJX Cos., Inc.[1]	122,425
		3,647,967
	CONSUMER STAPLES — 5.2%
1,648	Altria Group, Inc.[1]	108,867
3,769	Coca-Cola Co.[1]	249,960
723	Colgate-Palmolive Co.[1]	57,797
337	Costco Wholesale Corp.[1]	311,937
1,300	Mondelez International, Inc. - Class A1	81,211
1,334	PepsiCo, Inc.[1]	187,347
1,511	Philip Morris International, Inc.[1]	245,084
2,084	Procter & Gamble Co.[1]	320,206
350	Target Corp.[1]	31,395
3,297	Walmart, Inc.[1]	339,789
		1,933,593
	ENERGY — 2.9%
2,093	Chevron Corp.[1]	325,022
1,620	ConocoPhillips[1]	153,236
5,505	Exxon Mobil Corp.[1]	620,688
		1,098,946
	FINANCIALS — 13.6%
546	American Express Co.[1]	181,359

FT Vest Hedged Equity Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
5,393	Bank of America Corp.[1]	$278,225
1,796	Berkshire Hathaway, Inc. - Class B*,1	902,921
143	BlackRock, Inc.[1]	166,719
1,465	Charles Schwab Corp.[1]	139,864
1,728	Chubb Ltd.[1,2]	487,728
1,528	Citigroup, Inc.[1]	155,092
308	Goldman Sachs Group, Inc.[1]	245,276
2,275	JPMorgan Chase & Co.[1]	717,603
803	Mastercard, Inc. - Class A1	456,755
2,681	MetLife, Inc.[1]	220,834
1,216	Morgan Stanley[1]	193,295
982	PayPal Holdings, Inc.*,1	65,853
1,261	U.S. Bancorp[1]	60,944
1,693	Visa, Inc. - Class A1	577,956
2,689	Wells Fargo & Co.[1]	225,392
		5,075,816
	HEALTH CARE — 9.1%
2,273	Abbott Laboratories[1]	304,446
1,454	AbbVie, Inc.[1]	336,659
443	Amgen, Inc.[1]	125,015
1,669	Bristol-Myers Squibb Co.[1]	75,272
1,649	CVS Health Corp.[1]	124,318
529	Danaher Corp.[1]	104,880
304	Elevance Health, Inc.[1]	98,228
649	Eli Lilly & Co.[1]	495,187
1,026	Gilead Sciences, Inc.[1]	113,886
466	Intuitive Surgical, Inc.*,1	208,409
1,981	Johnson & Johnson[1]	367,317
1,680	Medtronic PLC[1,2]	160,003
2,081	Merck & Co., Inc.[1]	174,658
4,663	Pfizer, Inc.	118,813
315	Thermo Fisher Scientific, Inc.[1]	152,781
1,206	UnitedHealth Group, Inc.[1]	416,432
		3,376,304
	INDUSTRIALS — 8.4%
810	3M Co.[1]	125,696
1,113	Boeing Co.*,1	240,219
719	Caterpillar, Inc.[1]	343,071
378	Deere & Co.[1]	172,844
588	Eaton Corp. PLC[1,2]	220,059
849	Emerson Electric Co.[1]	111,372

FT Vest Hedged Equity Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
255	FedEx Corp.[1]	$60,132
1,611	General Electric Co. DBA GE Aerospace[1]	484,621
967	Honeywell International, Inc.[1]	203,554
314	Lockheed Martin Corp.[1]	156,752
1,980	RTX Corp.[1]	331,313
690	Union Pacific Corp.[1]	163,095
833	United Parcel Service, Inc. - Class B1	69,580
1,935	Waste Management, Inc.[1]	427,306
		3,109,614
	MATERIALS — 2.0%
1,543	Linde PLC[1,2]	732,925

	REAL ESTATE — 1.6%
3,130	American Tower Corp., REIT[1]	601,962

	TECHNOLOGY — 36.1%
630	Accenture PLC[1,2]	155,358
444	Adobe, Inc.*,1	156,621
1,510	Advanced Micro Devices, Inc.*,1	244,303
10,125	Apple, Inc.[1]	2,578,129
767	Applied Materials, Inc.[1]	157,036
4,346	Broadcom, Inc.[1]	1,433,789
10,905	Cisco Systems, Inc.[1]	746,120
4,013	Intel Corp.	134,636
932	International Business Machines Corp.[1]	262,973
282	Intuit, Inc.[1]	192,581
4,980	Microsoft Corp.[1]	2,579,391
16,432	NVIDIA Corp.[1]	3,065,882
1,620	Oracle Corp.[1]	455,609
2,067	Palantir Technologies, Inc. - Class A*,1	377,062
1,034	QUALCOMM, Inc.[1]	172,016
311	S&P Global, Inc.[1]	151,367
963	Salesforce, Inc.[1]	228,231
208	ServiceNow, Inc.*,1	191,418
849	Texas Instruments, Inc.[1]	155,987
		13,438,509
	UTILITIES — 2.3%
1,868	Duke Energy Corp.[1]	231,165
4,971	NextEra Energy, Inc.[1]	375,261
2,649	Southern Co.[1]	251,046
		857,472

FT Vest Hedged Equity Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
	TOTAL COMMON STOCKS
	(Cost $35,449,317)	38,258,754

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 18.9%
	CALL OPTIONS — 12.7%
	S&P 500 Index
32	Exercise Price: $6,000.01, Notional Amount: $19,200,032, Expiration Date: April 13, 2028*	4,717,905
	TOTAL CALL OPTIONS
	(Cost $2,211,232)	4,717,905

	PUT OPTIONS — 6.2%
	iShares Core S&P 500 Index ETF
10	Exercise Price: $552.52, Notional Amount: $552,520, Expiration Date: April 13, 2028*	26,905
	S&P 500 Index
32	Exercise Price: $5,000.01, Notional Amount: $16,000,032, Expiration Date: April 13, 2028*	617,033
62	Exercise Price: $5,525.21, Notional Amount: $34,256,302, Expiration Date: April 13, 2028*	1,673,834
	TOTAL PUT OPTIONS
	(Cost $4,427,178)	2,317,772
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $6,638,410)	7,035,677

Number of Shares
	SHORT-TERM INVESTMENTS — 1.5%
543,119	UMB Bank, Money Market Special II Deposit Investment, 3.94%[3]	543,119
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $543,119)	543,119
	TOTAL INVESTMENTS — 123.2%
	(Cost $42,630,846)	45,837,550
	Liabilities in Excess of Other Assets — (23.2)%	(8,638,374)
	TOTAL NET ASSETS — 100.0%	$37,199,176

FT Vest Hedged Equity Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (22.6)%
	CALL OPTIONS — (19.5)%
	3M Co.
(2)	Exercise Price: $152.50, Notional Amount: $(30,500), Expiration Date: October 3, 2025*	$(760)
	Abbott Laboratories
(5)	Exercise Price: $134.00, Notional Amount: $(67,000), Expiration Date: October 3, 2025*	(535)
	AbbVie, Inc.
(3)	Exercise Price: $220.00, Notional Amount: $(66,000), Expiration Date: October 3, 2025*	(3,600)
	Accenture PLC
(1)	Exercise Price: $240.00, Notional Amount: $(24,000), Expiration Date: October 3, 2025*	(765)
	Adobe, Inc.
(1)	Exercise Price: $360.00, Notional Amount: $(36,000), Expiration Date: October 3, 2025*	(198)
	Advanced Micro Devices, Inc.
(4)	Exercise Price: $160.00, Notional Amount: $(64,000), Expiration Date: October 3, 2025*	(1,580)
	Alphabet, Inc. - Class A
(10)	Exercise Price: $247.50, Notional Amount: $(247,500), Expiration Date: October 3, 2025*	(1,345)
	Alphabet, Inc. - Class C
(8)	Exercise Price: $247.50, Notional Amount: $(198,000), Expiration Date: October 3, 2025*	(1,164)
	Altria Group, Inc.
(4)	Exercise Price: $66.00, Notional Amount: $(26,400), Expiration Date: October 3, 2025*	(216)
	Amazon.com, Inc.
(17)	Exercise Price: $220.00, Notional Amount: $(374,000), Expiration Date: October 3, 2025*	(4,114)
	American Express Co.
(1)	Exercise Price: $342.50, Notional Amount: $(34,250), Expiration Date: October 3, 2025*	(63)
	Amgen, Inc.
(1)	Exercise Price: $272.50, Notional Amount: $(27,250), Expiration Date: October 3, 2025*	(1,052)
	Apple, Inc.
(24)	Exercise Price: $255.00, Notional Amount: $(612,000), Expiration Date: October 3, 2025*	(4,920)
	Applied Materials, Inc.
(2)	Exercise Price: $205.00, Notional Amount: $(41,000), Expiration Date: October 3, 2025*	(589)
	AT&T, Inc.
(15)	Exercise Price: $28.50, Notional Amount: $(42,750), Expiration Date: October 3, 2025*	(165)

FT Vest Hedged Equity Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Bank of America Corp.
(13)	Exercise Price: $52.00, Notional Amount: $(67,600), Expiration Date: October 3, 2025*	$(403)
	Berkshire Hathaway, Inc. - Class B
(4)	Exercise Price: $500.00, Notional Amount: $(200,000), Expiration Date: October 3, 2025*	(1,770)
	Boeing Co.
(3)	Exercise Price: $222.50, Notional Amount: $(66,750), Expiration Date: October 3, 2025*	(210)
	Bristol-Myers Squibb Co.
(4)	Exercise Price: $44.00, Notional Amount: $(17,600), Expiration Date: October 3, 2025*	(534)
	Broadcom, Inc.
(10)	Exercise Price: $335.00, Notional Amount: $(335,000), Expiration Date: October 3, 2025*	(2,995)
	Caterpillar, Inc.
(2)	Exercise Price: $465.00, Notional Amount: $(93,000), Expiration Date: October 3, 2025*	(2,650)
	Charles Schwab Corp.
(3)	Exercise Price: $96.00, Notional Amount: $(28,800), Expiration Date: October 3, 2025*	(243)
	Chevron Corp.
(5)	Exercise Price: $160.00, Notional Amount: $(80,000), Expiration Date: October 3, 2025*	(83)
	Cisco Systems, Inc.
(26)	Exercise Price: $68.00, Notional Amount: $(176,800), Expiration Date: October 3, 2025*	(2,041)
	Citigroup, Inc.
(4)	Exercise Price: $104.00, Notional Amount: $(41,600), Expiration Date: October 3, 2025*	(128)
	Coca-Cola Co.
(9)	Exercise Price: $66.00, Notional Amount: $(59,400), Expiration Date: October 3, 2025*	(567)
	Colgate-Palmolive Co.
(2)	Exercise Price: $79.00, Notional Amount: $(15,800), Expiration Date: October 3, 2025*	(260)
	Comcast Corp. - Class A
(6)	Exercise Price: $31.50, Notional Amount: $(18,900), Expiration Date: October 3, 2025*	(102)
	ConocoPhillips
(4)	Exercise Price: $98.00, Notional Amount: $(39,200), Expiration Date: October 3, 2025*	(68)

FT Vest Hedged Equity Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Costco Wholesale Corp.
(1)	Exercise Price: $920.00, Notional Amount: $(92,000), Expiration Date: October 3, 2025*	$(1,085)
	CVS Health Corp.
(4)	Exercise Price: $76.00, Notional Amount: $(30,400), Expiration Date: October 3, 2025*	(530)
	Danaher Corp.
(1)	Exercise Price: $185.00, Notional Amount: $(18,500), Expiration Date: October 3, 2025*	(1,345)
	Deere & Co.
(1)	Exercise Price: $465.00, Notional Amount: $(46,500), Expiration Date: October 3, 2025*	(150)
	Eaton Corp. PLC
(1)	Exercise Price: $365.00, Notional Amount: $(36,500), Expiration Date: October 3, 2025*	(1,085)
	Eli Lilly & Co.
(2)	Exercise Price: $725.00, Notional Amount: $(145,000), Expiration Date: October 3, 2025*	(7,895)
	Emerson Electric Co.
(2)	Exercise Price: $129.00, Notional Amount: $(25,800), Expiration Date: October 3, 2025*	(555)
	Exxon Mobil Corp.
(13)	Exercise Price: $117.00, Notional Amount: $(152,100), Expiration Date: October 3, 2025*	(150)
	FedEx Corp.
(1)	Exercise Price: $237.50, Notional Amount: $(23,750), Expiration Date: October 3, 2025*	(187)
	General Electric Co. DBA GE Aerospace
(4)	Exercise Price: $295.00, Notional Amount: $(118,000), Expiration Date: October 3, 2025*	(2,840)
	Gilead Sciences, Inc.
(2)	Exercise Price: $112.00, Notional Amount: $(22,400), Expiration Date: October 3, 2025*	(182)
	Goldman Sachs Group, Inc.
(1)	Exercise Price: $802.50, Notional Amount: $(80,250), Expiration Date: October 3, 2025*	(615)
	Home Depot, Inc.
(2)	Exercise Price: $410.00, Notional Amount: $(82,000), Expiration Date: October 3, 2025*	(272)
	Honeywell International, Inc.
(2)	Exercise Price: $207.50, Notional Amount: $(41,500), Expiration Date: October 3, 2025*	(790)
	Intel Corp.
(9)	Exercise Price: $35.50, Notional Amount: $(31,950), Expiration Date: October 3, 2025*	(292)

FT Vest Hedged Equity Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	International Business Machines Corp.
(2)	Exercise Price: $287.50, Notional Amount: $(57,500), Expiration Date: October 3, 2025*	$(331)
	Intuit, Inc.
(1)	Exercise Price: $700.00, Notional Amount: $(70,000), Expiration Date: October 3, 2025*	(170)
	Intuitive Surgical, Inc.
(1)	Exercise Price: $440.00, Notional Amount: $(44,000), Expiration Date: October 3, 2025*	(985)
	Johnson & Johnson
(5)	Exercise Price: $180.00, Notional Amount: $(90,000), Expiration Date: October 3, 2025*	(2,850)
	JPMorgan Chase & Co.
(5)	Exercise Price: $317.50, Notional Amount: $(158,750), Expiration Date: October 3, 2025*	(895)
	Lockheed Martin Corp.
(1)	Exercise Price: $490.00, Notional Amount: $(49,000), Expiration Date: October 3, 2025*	(1,115)
	Lowe's Cos., Inc.
(1)	Exercise Price: $257.50, Notional Amount: $(25,750), Expiration Date: October 3, 2025*	(24)
	Mastercard, Inc. - Class A
(2)	Exercise Price: $565.00, Notional Amount: $(113,000), Expiration Date: October 3, 2025*	(1,480)
	McDonald's Corp.
(2)	Exercise Price: $305.00, Notional Amount: $(61,000), Expiration Date: October 3, 2025*	(318)
	Medtronic PLC
(4)	Exercise Price: $95.00, Notional Amount: $(38,000), Expiration Date: October 3, 2025*	(366)
	Merck & Co., Inc.
(5)	Exercise Price: $78.00, Notional Amount: $(39,000), Expiration Date: October 3, 2025*	(3,012)
	Meta Platforms, Inc. - Class A
(4)	Exercise Price: $740.00, Notional Amount: $(296,000), Expiration Date: October 3, 2025*	(2,380)
	Microsoft Corp.
(12)	Exercise Price: $512.50, Notional Amount: $(615,000), Expiration Date: October 3, 2025*	(9,270)
	Mondelez International, Inc. - Class A
(3)	Exercise Price: $64.00, Notional Amount: $(19,200), Expiration Date: October 3, 2025*	(38)

FT Vest Hedged Equity Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Morgan Stanley
(3)	Exercise Price: $160.00, Notional Amount: $(48,000), Expiration Date: October 3, 2025*	$(373)
	Netflix, Inc.
(1)	Exercise Price: $1,210.00, Notional Amount: $(121,000), Expiration Date: October 3, 2025*	(840)
	NextEra Energy, Inc.
(12)	Exercise Price: $76.00, Notional Amount: $(91,200), Expiration Date: October 3, 2025*	(666)
	NIKE, Inc. - Class B
(8)	Exercise Price: $69.00, Notional Amount: $(55,200), Expiration Date: October 3, 2025*	(2,820)
	NVIDIA Corp.
(39)	Exercise Price: $177.50, Notional Amount: $(692,250), Expiration Date: October 3, 2025*	(37,732)
	Oracle Corp.
(4)	Exercise Price: $282.50, Notional Amount: $(113,000), Expiration Date: October 3, 2025*	(1,820)
	Palantir Technologies, Inc. - Class A
(5)	Exercise Price: $177.50, Notional Amount: $(88,750), Expiration Date: October 3, 2025*	(3,362)
	PayPal Holdings, Inc.
(2)	Exercise Price: $68.00, Notional Amount: $(13,600), Expiration Date: October 3, 2025*	(112)
	PepsiCo, Inc.
(3)	Exercise Price: $140.00, Notional Amount: $(42,000), Expiration Date: October 3, 2025*	(441)
	Pfizer, Inc.
(11)	Exercise Price: $23.50, Notional Amount: $(25,850), Expiration Date: October 3, 2025*	(2,205)
	Philip Morris International, Inc.
(4)	Exercise Price: $165.00, Notional Amount: $(66,000), Expiration Date: October 3, 2025*	(160)
	Procter & Gamble Co.
(5)	Exercise Price: $152.50, Notional Amount: $(76,250), Expiration Date: October 3, 2025*	(942)
	QUALCOMM, Inc.
(2)	Exercise Price: $170.00, Notional Amount: $(34,000), Expiration Date: October 3, 2025*	(128)
	RTX Corp.
(5)	Exercise Price: $162.50, Notional Amount: $(81,250), Expiration Date: October 3, 2025*	(3,000)
	S&P 500 Index
(32)	Exercise Price: $5,000.01, Notional Amount: $(16,000,032), Expiration Date: April 13, 2028*	(7,097,841)

FT Vest Hedged Equity Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	S&P Global, Inc.
(1)	Exercise Price: $490.00, Notional Amount: $(49,000), Expiration Date: October 3, 2025*	$(170)
	Salesforce, Inc.
(2)	Exercise Price: $245.00, Notional Amount: $(49,000), Expiration Date: October 3, 2025*	(163)
	Southern Co.
(6)	Exercise Price: $94.00, Notional Amount: $(56,400), Expiration Date: October 3, 2025*	(675)
	Starbucks Corp.
(4)	Exercise Price: $83.00, Notional Amount: $(33,200), Expiration Date: October 3, 2025*	(842)
	Target Corp.
(1)	Exercise Price: $88.00, Notional Amount: $(8,800), Expiration Date: October 3, 2025*	(232)
	Tesla, Inc.
(5)	Exercise Price: $437.50, Notional Amount: $(218,750), Expiration Date: October 3, 2025*	(7,425)
	Texas Instruments, Inc.
(2)	Exercise Price: $185.00, Notional Amount: $(37,000), Expiration Date: October 3, 2025*	(336)
	Thermo Fisher Scientific, Inc.
(1)	Exercise Price: $465.00, Notional Amount: $(46,500), Expiration Date: October 3, 2025*	(2,100)
	TJX Cos., Inc.
(2)	Exercise Price: $143.00, Notional Amount: $(28,600), Expiration Date: October 3, 2025*	(415)
	U.S. Bancorp
(3)	Exercise Price: $49.50, Notional Amount: $(14,850), Expiration Date: October 3, 2025*	(26)
	Uber Technologies, Inc.
(6)	Exercise Price: $98.00, Notional Amount: $(58,800), Expiration Date: October 3, 2025*	(831)
	Union Pacific Corp.
(2)	Exercise Price: $235.00, Notional Amount: $(47,000), Expiration Date: October 3, 2025*	(450)
	United Parcel Service, Inc. - Class B
(2)	Exercise Price: $84.00, Notional Amount: $(16,800), Expiration Date: October 3, 2025*	(134)
	UnitedHealth Group, Inc.
(3)	Exercise Price: $345.00, Notional Amount: $(103,500), Expiration Date: October 3, 2025*	(1,552)

FT Vest Hedged Equity Income Fund: Series B1

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Verizon Communications, Inc.
(9)	Exercise Price: $43.50, Notional Amount: $(39,150), Expiration Date: October 3, 2025*	$(504)
	Visa, Inc. - Class A
(4)	Exercise Price: $337.50, Notional Amount: $(135,000), Expiration Date: October 3, 2025*	(2,160)
	Walmart, Inc.
(8)	Exercise Price: $103.00, Notional Amount: $(82,400), Expiration Date: October 3, 2025*	(728)
	Walt Disney Co.
(3)	Exercise Price: $113.00, Notional Amount: $(33,900), Expiration Date: October 3, 2025*	(625)
	Wells Fargo & Co.
(6)	Exercise Price: $85.00, Notional Amount: $(51,000), Expiration Date: October 3, 2025*	(243)
	TOTAL CALL OPTIONS
	(Proceeds $4,124,511)	(7,246,380)

	PUT OPTIONS — (3.1)%
	S&P 500 Index
(32)	Exercise Price: $6,000.01, Notional Amount: $(19,200,032), Expiration Date: April 13, 2028*	(1,151,186)
	TOTAL PUT OPTIONS
	(Proceeds $2,214,306)	(1,151,186)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $6,338,817)	$(8,397,566)

ETF — Exchange-Traded Fund

PLC — Public Limited Company

REIT — Real Estate Investment Trust

* Non-income producing security.

1 All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $5,753,269, which represents 15.47% of the total net assets of the Fund.

2 Foreign security denominated in U.S. Dollars.

3 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series B1

PORTFOLIO COMPOSITION

As of September 30, 2025 (Unaudited)

Country of Investment*	Value	Percent of Total Net Assets
Ireland	$1,268,345	3.4%
Switzerland	487,728	1.3%
United States	44,081,477	118.5%
Total Investments	45,837,550	123.2%
Liabilities in Excess of Other Assets	(8,638,374)	(23.2)%
Total Net Assets	$37,199,176	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series B1

SUMMARY OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Security Type/Sector*	Percent of Total Net Assets
Common Stocks
Communications	11.8%
Consumer Discretionary	9.8%
Consumer Staples	5.2%
Energy	2.9%
Financials	13.6%
Health Care	9.1%
Industrials	8.4%
Materials	2.0%
Real Estate	1.6%
Technology	36.1%
Utilities	2.3%
Total Common Stocks	102.8%
Purchased Options Contracts	18.9%
Short-Term Investments	1.5%
Total Investments	123.2%
Liabilities in Excess of Other Assets	(23.2)%
Total Net Assets	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series B1

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s Administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the First Trust Capital Management L.P. (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as Flexible Exchange® Options, are typically valued using a model-based price provided by a third-party pricing service provider.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Note 2 – Fair Value Measurements and Disclosure

ASC 820 - Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

FT Vest Hedged Equity Income Fund: Series B1

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2025 (Unaudited)

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2025:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$38,258,754	$-	$-	$38,258,754
Short-Term Investments	543,119	-	-	543,119
Total Investments	38,801,873	-	-	38,801,873
Purchased Options Contracts	-	7,035,677	-	7,035,677
Total Investments and Options	$38,801,873	$7,035,677	$-	$45,837,550

Liabilities
Written Options Contracts	$148,539	$8,249,027	$-	$8,397,566
Total Written Options Contracts	$148,539	$8,249,027	$-	$8,397,566

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at period end.